Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Income Taxes
9. INCOME TAXES

The provision for income taxes was as follows:

(in thousands)	2013	2012	2011
Currently payable:
Federal	$21,252	$22,394	$28,480
State	3,065	3,024	2,845
Foreign	24,781	22,065	22,713
	49,098	47,483	54,038
Deferred (benefit) expense:
Federal	(5,125)	170	(5,669)
State	502	603	(274)
Foreign	(1,555)	2,143	2,805
	(6,178)	2,916	(3,138)
Income taxes	$42,920	$50,399	$50,900

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities consisted of the following:

(in thousands)	2013	2012
Deferred tax assets:
Benefit plans	$21,148	$17,375
Liabilities and reserves	11,499	9,140
Operating loss and credit carryovers	51,292	48,441
Other	17,151	16,096
Gross deferred tax assets	101,090	91,052
Valuation allowance	(43,048)	(41,049)
Deferred tax assets	58,042	50,003
Deferred tax liabilities:
Property, plant and equipment	(21,139)	(19,430)
Other assets	(1,411)	(2,784)
Other	(31,741)	(26,668)
Deferred tax liabilities	(54,291)	(48,882)
Net deferred tax assets	$3,751	$1,121

In 2012, the Company recorded a correction of a prior period item related to the tax effect on certain foreign denominated loan losses that were previously recorded in OCI. As a result, net deferred tax assets increased by $10.8 million, other current assets by $6.0 million and OCI by $16.8 million. The tax effect was recognized in OCI in 2012 and was not material to any previously reported year.

At December 31, 2013, foreign operating loss carryovers were $128.9 million. Included in the foreign operating loss carryovers are losses of $9.9 million that expire through 2028 and $119.0 million that do not have an expiration date. At December 31, 2013, state operating loss carryovers were $103.1 million, all of which expire through 2028.

The effective tax rate differed from the statutory federal income tax rate of 35% as described below:

	2013	2012	2011
Taxes at statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	1.1	1.5	1.0
Tax credits	(0.3)	—	(0.2)
Taxes on foreign earnings	(5.3)	(4.1)	(2.5)
Resolution of prior years’ tax matters	(0.7)	(1.4)	(0.6)
Valuation allowance adjustments	(0.8)	(0.5)	(0.6)
Revaluation of previously held interest	—	—	(0.7)
Other, net	(1.5)	(1.6)	(1.7)
Effective tax rate	27.5%	28.9%	29.7%

Earnings before income taxes were as follows:

(in thousands)	2013	2012	2011
United States	$55,461	$79,118	$70,023
Foreign	100,754	95,189	101,361
Total	$156,215	$174,307	$171,384

Federal and state income taxes are provided on international subsidiary income distributed to or taxable in the United States during the year. At December 31, 2013, federal and state taxes have not been provided for approximately $427.9 million of unremitted earnings of the foreign subsidiaries that are considered to be invested indefinitely. Determination of the deferred tax liability on such earnings is not practicable.

A reconciliation of the change in the liability for unrecognized tax benefits for 2013 and 2012 is as follows:

(in thousands)	2013	2012
Balance at beginning of year	$7,091	$8,787
Increases for tax positions taken in the current year	818	599
Increases for tax positions taken in prior years	875	553
Decreases related to settlements with tax authorities	(3,113)	(1,678)
Decreases as a result of lapse of the applicable statutes of limitations	(374)	(1,362)
Foreign currency exchange rate changes	(2)	192
Balance at the end of year	$5,295	$7,091

The amount of the unrecognized tax benefits that would affect the effective tax rate, if recognized, was approximately $5.1 million. The Company recognizes interest and penalties related to the unrecognized tax benefits in income tax expense. As of December 31, 2013 and 2012, $0.7 million and $1.0 million, respectively, of accrued interest and penalties was reported as an income tax liability. The liability for unrecognized tax benefits relates to multiple jurisdictions and is reported in Other liabilities on the Consolidated Balance Sheet at December 31, 2013.

The Company believes that it is reasonably possible that the total amount of liability for unrecognized tax benefits as of December 31, 2013, will decrease by approximately $1.7 million during 2014. The potential decrease relates to various tax matters for which the statute of limitations may expire or will be otherwise settled in 2014. The amount that is ultimately recognized in the financial statements will be dependent upon various factors including potential increases or decreases to unrecognized tax benefits as a result of examinations, settlements and other unanticipated items that may occur during the year. With limited exceptions, the Company is no longer subject to federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2004.